Other Information by Nature - Summary of Breakdown of Selling and Marketing, Research and Development and General and Administrative Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	€ 153,319	€ 150,268	€ 149,596
Personnel
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	73,011	73,340	63,939
Other Costs and Incomes
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	67,082	64,003	71,195
Depreciation and Amortization
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	12,561	12,860	13,780
Expected Credit Losses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	€ 665	€ 65	€ 682